Share Repurchase Program (Additional Information) (Details) - Share Repurchase Program [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Nov. 30, 2023
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares authorized value			$ 50,000
Treasury Stock, Shares Repurchased	0	1,675,815
Treasury Stock, Shares Repurchased Value		$ 25,000
Average Price Per Treasury Shares		$ 14.92
Available for future repurchases value	$ 25,000	$ 25,000